Loss on Impairments and Writeoff of Inventory and Other (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 CAD ($)	Jan. 31, 2020 CAD ($)	Sep. 19, 2019 EUR (€)	May 31, 2019 CAD ($)
Statement [Line Items]
Loss on impairment		$ 176,450
Solmic GmbH [member]
Statement [Line Items]
Advances to related party				$ 1,441,600
Prepaid inventory write-offs		$ 1,441,600
Loans Agreement [Member]
Statement [Line Items]
Loan receivable, principal amount | €			€ 150,000
Interest rate			18.00%
Business Acquisition [member]
Statement [Line Items]
Loss on impairment	$ 36,635